Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ (10,434)	$ (20,585)	$ (12,415)
Cost of Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	1,055	(2,126)	(8,731)
Research and Development [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	297	(1,078)	(2,195)
Selling, General and Administrative [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	329	(996)	(2,375)
Interest and Other Expense, Net [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(11,664)	(16,312)	(2,132)
Income Taxes [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ (451)	$ (73)	$ 3,018